Acquisitions and divestitures (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Profit (Loss) from Discontinued Operations

The profit (loss) from discontinued operations for the year ended December 31, 2016 is as follows:

For the year ended December 31	2016
$
Revenue	217,511
Production costs	144,590
Depreciation and amortization	19,067
Gross profit	53,854
Exploration expenses	1,257
General and administrative expenses	20,999
Foreign exchange loss	306
Operating profit	31,292
Interest and financing costs	169
Asset retirement obligation accretion	356
Other expense	2,713
Profit from discontinued operations before income tax	28,054
Income tax expense	16,189
Profit (loss) from discontinued operations	11,865
Loss on sale of assets held for sale	351,234
Net loss from discontinued operations	(339,369)

Integra gold corporation [member]
Summary of Preliminary Allocation of Purchase Price

A preliminary allocation of the purchase price, which is subject to final adjustments, is as follows:

77,180,898 common shares of shares of Eldorado at C$3.14/share	$188,061
Cash consideration including advances	126,869
Fair value of existing available-for-sale investment in Integra by Eldorado	41,968
Total Consideration	$356,898

Net assets acquired:

Cash and cash equivalents	$5,205
Marketable securities	2,857
Accounts receivable and other	5,920
Inventories	2,471
Other assets	3,495
Property, plant and equipment	393,647
Goodwill	92,591
Accounts payable and accrued liabilities	(8,028)
Flow-through share premium liability	(4,722)
Other liabilities	(9,635)
Deferred income taxes	(126,903)
$356,898